Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Summary of Significant Unrecognized Commitments

The following table summarizes the Company’s significant unrecognized commitments as of December 31, 2020:

	2021	2022	2023	2024	2025	Total
	$	$	$	$	$	$
Exploration License (Silver City Project) - Cash	78	156	-	-	-	234
Exploration License (Silver City Project) - Shares	332	488	-	-	-	819
Concession holding fees	648	689	632	709	709	3,387
	1,057	1,333	632	709	709	4,441